10. Related-Party Balances and Transactions	12 Months Ended
Dec. 31, 2018
Related-party Balances And Transactions
Related-Party Balances and Transactions

The Company is a party to transactions with its controlling shareholder, the State Government, and companies related to it.

(a)      Accounts receivable, interest on capital payable, revenue and expenses with the São Paulo State Government

	December 31, 2018	December 31, 2017
Accounts receivable
Current:
Sanitation services (i)	122,522	118,441
Allowance for losses (i)	(33,820)	(35,114)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (ii)	22,926	22,968
- GESP Agreement – 2008 (ii)	-	20,099
- GESP Agreement – 2015 (iv)	62,520	54,379

Total current	174,148	180,773

Noncurrent:
Agreement for the installment payment of sanitation services	17,045	22,625
Reimbursement for retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (iv)	652,057	611,762

Total noncurrent	669,102	634,387

Total receivables from shareholders	843,250	815.160

Assets:
Sanitation services	105,747	105,952
Reimbursement of additional retirement and pension benefits (G0)	737,503	709,208

Total	843,250	815,160

Liabilities:
Interest on capital payable to related parties	338,407	300,717
Other (g)	8,694	1,367

	2018	2017	2016

Revenue from sanitation services	501,146	462,989	445,726
Payments received from related parties	(509,672)	(471,081)	(424,549)

Receipt of GESP reimbursement referring to Law 4,819/58	(173,516)	(192,889)	(139,472)

(i)      Sanitation services

The Company provides water supply and sewage services to the São Paulo State Government and other companies related to it in accordance with usual market terms and conditions, as considered by management, except for the settlement of credits which can be made according to items (iii), (iv) and (v), below.

The Company recognized R$33,820 as of December 31, 2018 (R$35,114 as of December 31, 2017) as allowance for losses in accordance of IFRS 9, applicable since January, 1 2018.

(ii)    Reimbursement of additional retirement and pension benefits paid

Refers to amounts of supplementary retirement and pension benefits provided for in State Law 4,819/58 ("Benefits") paid by the Company to former employees and pensioners, referred to as Go.

Under the Agreement referred on item (iii) GESP recognizes its liability from charges arising from the Benefits, provided that the payment criteria set forth by the State Department of Personnel (DDPE), based on legal guidance of the Legal Consultancy of the Department of Finance and of the State Attorney General's Office (PGE).

As discussed on item (vi), during the assessment of the debt due from GESP to the Company there were certain divergences in the calculation and eligibility criteria of the benefits paid by the Company on behalf of GESP.

See additional information about the Go plan in Note 21 (b) (iii).

In January 2004, the payments of supplement retirement and pension benefits were transferred to the Department of Finance and would be made in accordance with the calculation criteria determined by the PGE. As a result of a court decision, the responsibility for making the payments returned to SABESP, as originally established.

(iii)     GESP Agreement

On December 11, 2001, the Company, the São Paulo State Government (through the State Department of Finance Affairs, currently Department of Finance) and the Water and Electricity Department (DAEE), with the intermediation of the State Department of Sanitation and Energy (former Department of Water Resources, Sanitation and Construction Works), entered into the Obligations, Payment Commitment and Other Covenants Acknowledgement and Consolidation Agreement ("GESP Agreement") for the settlement of outstanding debts between GESP and the Company related to sanitation services and to the retirement benefits.

In view of the strategic importance of the Taiaçupeba, Jundiaí, Biritiba, Paraitinga and Ponte Nova reservoirs for ensuring and maintaining the Alto Tietê water volume, the Company agreed to receive them as partial repayment of the reimbursement related to the Benefits.  The DAEE would transfer the reservoirs to the Company, replacing the amount owed by GESP.  However, the São Paulo State Public Prosecution Office challenges the legal validity of this agreement, and its main argument is the lack of bidding and the absence of a specific legislative authorization for disposal of DAEE's assets.  There is an unfavorable decision to SABESP not yet unappealable. . See additional information in item (iv) below.

On March 22, 2004, the Company signed the first amendment to the GESP Agreement, settling the amounts due by the São Paulo State Government for water supply and sewage services provided, monetarily adjusted through February 2004; and formally authorizing the offset of amounts due by the São Paulo State Government with interest on capital declared by the Company and any other debt owed to the São Paulo State Government as of December 31, 2003, monetarily adjusted through February 2004; and defining the payment conditions of the remaining liabilities of the São Paulo State Government for the receipt of the water supply and sewage services.

On December 28, 2007, the Company  and the  São Paulo  State Government, represented by the Department of Finance, signed the second amendment to the terms of the original GESP Agreement, agreeing upon the payment in installments of the remaining balance of the First Amendment.  In December 2012 the last installment was paid.

On November 17, 2008, GESP, SABESP and DAEE signed the third amendment to the GESP Agreement, through which GESP recognized a debt balance payable to SABESP of R$915,251, monetarily adjusted until September 2008 in accordance with the fluctuation of the IPCA-IBGE, corresponding to the Undisputed Reimbursement, determined by FIPECAFI. SABESP accepted on a provisional basis the reservoirs as part of the payment of the Undisputed Reimbursement and offered to GESP a provisional settlement, recognizing a credit totaling R$696,283, corresponding to the value of the reservoirs in the Alto Tietê system. The remaining debtor balance of R$ 218,967 was totally paid in 2018.

The Company did not recognize the reimbursement receivable of R$696,283 related to the reservoirs, as it is not virtually certain that will be transferred by the State. In March 2015, Sabesp and GESP entered into an agreement to pay the amounts receivable, totaling R$696,283 (more information in item (iv) of this note).

In addition, the third amendment provides for the regularization of the monthly flow of benefits.  While SABESP is liable for the monthly payment of benefits, the State shall reimburse SABESP based on the criteria identical to those applied when determining the Undisputed Reimbursement.  Should there be no preventive court decision, the State will assume the flow of monthly payment of benefits portion deemed as undisputed.

(iv)      Agreement with the São Paulo State Government entered into in 2015

On March 18, 2015, the Company, the State of São Paulo and the Department of Water and Electricity (DAEE), and the Sanitation and Water Resources Department as the intervening party, entered into a Term of Agreement in the amount of R$1,012,310, of which R$696,283 refer to the principal of the Undisputed Amount mentioned in item (vi) and R$316,027 corresponding to the inflation adjustment of the principal until February 2015.

The Principal Amount will be paid in 180 installments, as follows:

-	The first 24 installments were settled by immediately transferring 2,221,000 preferred shares issued by Companhia de Transmissão de Energia Elétrica Paulista - CTEEP, totaling R$87,174, based on the share closing on March 17, 2015; and
-	The amount of R$609,109, payable in 156 monthly installments, was adjusted by IPCA (Extended Consumer Price Index) until the initial payment date, on April 5, 2017. As of this date, installments are being adjusted by IPCA plus simple interest of 0.5% per month.

(iv)      Agreement with the São Paulo State Government entered into in 2015

On March 18, 2015, the Company, the State of São Paulo and the Department of Water and Electricity (DAEE), and the Sanitation and Water Resources Department as the intervening party, entered into a Term of Agreement in the amount of R$1,012,310, of which R$696,283 refer to the principal of the Undisputed Amount mentioned in item (vi) and R$316,027 corresponding to the inflation adjustment of the principal until February 2015.

The Principal Amount will be paid in 180 installments, as follows:

·	The first 24 installments were settled by immediately transferring 2,221,000 preferred shares issued by Companhia de Transmissão de Energia Elétrica Paulista - CTEEP, totaling R$87,174, based on the share closing on March 17, 2015; and
·	The amount of R$609,109, payable in 156 monthly installments, was adjusted by IPCA (Extended Consumer Price Index) until the initial payment date, on April 5, 2017. As of this date, installments are being adjusted by IPCA plus simple interest of 0.5% per month.

Considering the lawsuit which objects the possibility of transferring the reservoirs is pending final and unappealable court decision, the agreement also provides for the following situations:

·         If transfer is possible and the Reservoirs are effectively transferred to SABESP and registered at the notary’s office, SABESP will reimburse to the State the amounts paid in replacement of Reservoirs (Principal Amount) in 60 monthly installments adjusted by IPCA until the date of payment of each installment; and

·    If the transfer of Reservoirs is not possible, the State will pay to SABESP, in addition to the Principal Amount, the inflation adjustment credit of R$316,027 in 60 installments, starting these payments at the end of Principal Amount installment payment. The amount will be adjusted by IPCA to the start date of payments and, as of this date, IPCA will be incurred plus 0.5% simple interest rates/month over the amount of each installment.

The accounting impacts of the agreement generated a debit of R$696,283 in accounts receivable from related parties and a credit in the same amount in administrative expenses on the transaction date. As of December 31, 2018, the balance receivable totaled R$62,520 in current assets (R$ R$54,379 as of December 31, 2017) and R$652,057  in noncurrent assets (R$611,762 as of December 31, 2017) and CTEEP shares were disposed of on April 20, 2016 for R$111.1 million.

(v) Disputed Amount of Benefits

As mentioned before, on November 17, 2008 the Company and the State signed the third amendment to the GESP Agreement, when the reimbursements called disputed and undisputed were quantified.  The amendment established the efforts to calculate the so-called Disputed Reimbursement of the Benefits. Under the fourth clause of the amendment, the Disputed Reimbursement represents the difference between the Undisputable Reimbursement and the amount actually paid by the Company as pension benefits and pensioners set out in Law 4,819/58, for which, the Company understands, the State of São Paulo is originally liable, but paid by SABESP under a court order.

By entering into the third amendment, the State's Legal Representative (PGE) agreed to reassess the differences that gave rise to the Disputed Amount of benefits set out in Law 4,819/58. At the time, the expectation was based on the willingness of the PGE to reanalyze the issue and the implied right of the Company to the reimbursement, including based on opinions from outside legal advisors.

However, the recent opinions issued by the PGE and received on September 4 and 22, 2009 and January 4, 2010, refute the reimbursement of previously defined as Disputed Amount.

Even though the negotiations with the State are still in progress, it is not possible to assure that the Company will recover the disputed  receivables without dispute.

As part of the actions intended to recover the receivables that management considers due by the State, related to discrepancies in the reimbursement of the pension benefits paid by the Company, SABESP:  (i) on March 24, 2010, reported to the controlling shareholder the official letter approved by the executive committee, proposing that the matter be discussed at the São Paulo Stock Exchange (B3) Arbitration Chamber; (ii) in June 2010, presented to Department of Finance a proposal to solve the outstanding items, such proposal was not accepted; (iii) on November 9, 2010, filed a judicial action against the State of São Paulo pleading the entire reimbursement related to employee benefits set out in Law 4,819/58 to finalize the discussion between the Company and GESP. Despite the legal action, the expectation of which is a possible gain, the Company will persist to obtain an agreement with GESP since the management believes that it is the best course of action to the Company and to its shareholders than waiting until the end of the lawsuit.

The Company's Management decided to record allowance for losses of amounts receivables from the State; as of December 31, 2018 and 2017, the amounts related to the pension plan benefits paid and recorded for allowance for doubtful accounts totaled R$ 1,107,104 and R$ 1,021,657, respectively.

As a result, the Company also recognized the obligation related to the pension benefit obligations maintained with the beneficiaries, retirees and pensioners of Plan G0. As of December 31, 2018 and 2017, the pension benefit obligations of Plan G0 totaled R$2,606,107 and R$2,543,877, respectively. For detailed information on the pension benefit obligations refer to Note 21 (b) (iii).

(b)      Use of reservoirs – EMAE

Empresa Metropolitana de Águas e Energia S.A. - EMAE planned to receive for the credit and obtain financial compensation for alleged past and future losses in electricity generation, due to water collection, and compensation for costs already incurred and to be incurred with the operation, maintenance and inspection of the Guarapiranga and Billings reservoirs used by SABESP in its operations.

Several lawsuits were filed by EMAE. An arbitration proceeding was in progress related to the Guarapiranga reservoir and a lawsuit related to the Billings reservoir, both pleading for financial compensation due to SABESP’s water collection for public supply, alleging that this conduct has been causing permanent and growing loss in the capacity of generating electricity of Henry Borden hydroelectric power plant with financial losses.

As of October 28, 2016, the Company entered into an agreement based on a Private Transaction Agreement and Other Adjustments aimed to fully and completely settle the disputes involving the two companies. As of October 19, 2017, the conditions precedent were complied with and the agreement came into effect.

Based on a Private Transaction Agreement and Other Adjustments, the payments were established as follows:

- R$ 6,610 annually, adjusted for inflation, as of the execution date of this instrument, by the IPCA or any other index that may replace it, by the last business day of October of each fiscal year, with (i) the first of  such annual payments due up to the last business day of October 2017 and (ii) the last payment due up to the last business day of October 2042; and

- R$46,270, in five annual and successive installments, adjusted for inflation by the IPCA or any other index that may replace it, with the first installment of R$9,254 due on April 30, 2017 and the subsequent ones in 4 (four) installments of same amount, adjusted for inflation, due on every April 30 of the subsequent years, or on the first subsequent business day.

By entering into the Agreement, all litigation between the parties will cease permanently and the Company will continue using the reservoirs.

In addition to the lawsuits that were part of the Agreement, on April 11, 2016, SABESP was named in the Indemnification proceeding commenced by EMAE’s minority shareholders, who claimed compensation for damages suffered by EMAE, based on the amounts that the latter did not earn due to the decrease in the outflow of these reservoirs and in the generation of electricity as a result of the use of water of the Billings and Guarapiranga reservoirs by SABESP, and also requested that SABESP be sentenced to reimburse the loss of profits related to EMAE’s unearned amounts resulting from the fact that water was not pumped from the Pinheiros and Tietê Rivers to the Henry Borden hydroelectric power plant.  In summary, the company claims  that the São Paulo State, in its capacity as controlling shareholder of EMAE, has acted unduly to EMAE’s detriment and in favor of SABESP’s interests by allowing and consenting water intake from the Billings and Guarapiranga reservoirs, in detriment to the output of these reservoirs and generation of electricity by EMAE, without the necessary financial compensation, making impracticable the satisfactory use of the Henry Borden hydroelectric power plant.  Although this lawsuit was not the object of the agreement, the Company understands that the approval of the agreement by the Extraordinary Shareholders’ Meeting would eliminate the risk that this proceeding would continue in the judicial level.

As of August 7, 2017, the Company was once again served with process in a citizen suit filed by Alvaro Luiz de Lima de Alvares Otero against ANEEL, EMAE and SABESP requesting the annulment of ANEEL order, which consents to the above transaction. The plaintiff claims that the act is illegal and harmful, compromises the operational feasibility of the Henry Borden hydroelectric power plant and jeopardizes the energy security of the São Paulo State, the Southeast region and Brazil. Finally, the plaintiff requests SABESP to indemnify EMAE, at an amount to be calculated. The suit was extinguished without judgment of merit. An appeal was lodged by the author awaiting judgment by the Court of Justice.

The agreement entered into with EMAE will not necessarily resolve these actions.

As of December 31, 2018, the Company recorded R$16,055 and R$90,518 in Other Liabilities, under current  and noncurrent liabilities, respectively. In 2018, the Company paid the amount of R$ 16,622.

(c)      Agreements with reduced tariffs with State and Municipal Government Entities that joined the Rational Water Use Program (PURA)

The Company has signed agreements with government entities related to the State Government and municipalities where it operates that benefit from a reduction of 25% in the tariff of water supply and sewage services when they are not in default. These agreements provide for the implementation of the rational water use program, which takes into consideration the reduction in water consumption.

(d)      Guarantees

The State Government provides guarantees for some borrowings and financing of the Company and does not charge any fee with respect to such guarantees.

(e)     Personnel assignment agreement among entities related to the State Government

The Company has personnel assignment agreements with entities related to the State Government, whose expenses are fully passed on and monetarily reimbursed.  In 2018, the expenses related to personnel assigned by SABESP to other state government entities amounted to R$8,903 (R$9,853 in 2017 and R$10,393 in 2016).

In 2018, the expenses related to personnel assigned by other entities to SABESP were R$ 116 (In 2017 there were no expenses related to personnel assigned by other entities to SABESP and R$10 in 2016).

(f) Services obtained from state government entities

As of December 31, 2018 and 2017, SABESP had an outstanding amounts payable of R$8,694 and R$1,367, respectively, for services rendered by São Paulo State Government entities.

(g)      Non-operating assets

As of December 31, 2018 and December 31, 2017, the Company had an amount of R$969 related to a free land lent to DAEE (Department of Water and Electricity).

(h)            Sabesprev

The Company sponsors health plans managed by Sabesprev, according to Note 21 (a).

The Company sponsors a private defined benefit pension plan, which is operated and administered by Sabesprev. The net actuarial liability recognized as of December 31, 2018 amounted to R$363,902 (R$388,461 as of December 31, 2017), according to Note 21 (b) (i).

(i)       Compensation of Management Key Personnel

- Compensation:

SABESP's compensation policy for the Management and officers is set out according to guidelines of the São Paulo State Government, issued by the CODEC (State Capital protection Board), and are based on performance, market competitiveness, or other indicators related to the Company's business, and is subject to approval by shareholders at an Annual Shareholders' Meeting.

The Executive Officers’ fees are also defined by government authorities. Management and Fiscal Council’s compensation is equivalent to 30% and 20%, respectively, of the Executive Officers’ fee, contingent on attendance of at least one monthly meeting.

The objective of the compensation policy is to set a private sector management paradigm to retain its staff and recruit competent, experienced and motivated professionals, considering the level of management efficiency currently required by the Company.

In addition to the monthly fee, the members of the Board of Directors, Fiscal Council and the Board of Executive Officers receive annual reward equivalent to a monthly fee, calculated on a prorated basis in December of each year.  The purpose of this reward is to correspond to the thirteenth salary paid to the Company’s employees, as officers and directors' relationship with the Company is governed by its bylaws and not the labor code.

Benefits paid only to Statutory Officers - meal ticket, basket of food staples, medical care, annual paid rest typified as a paid leave of 30 calendar days, and payment of a premium equivalent to one third of the monthly fee and bonuses.

SABESP pays bonuses for the purposes of compensating Executive Officers, in accordance with the guidelines of the São Paulo State government, as an incentive policy, as long as the Company records quarterly, semiannual, and yearly profits, and distributes mandatory dividends to shareholders, even if in the form of interest on capital.  Annual bonuses cannot exceed six times the monthly compensation of the officers/directors or 10% of the interest on capital paid by the Company, prevailing the shortest amount.

Expenses related to the compensation to the members of its Board of Directors, Fiscal Council and Board of Executive Officers amounted to R$4,077, R$3,813 and R$3,912 for 2018, 2017 and 2016, respectively.  An additional amount of R$538, related to the bonus program, was recorded in 2018 (R$556 in 2017 and R$494 in 2016).

(j) Loan agreement through credit facility

The Company holds interest in certain Special Purpose Entities (SPEs), not holding the majority interest but with cast vote and power of veto in some issues, with no ability to use such power of veto in a way to affect returns over investments. Therefore, these SPEs are considered for accounting purposes as jointly arrangements.

The Company entered into a loan agreement through credit facility with the SPEs Aquapolo Ambiental S.A. and with Attend Ambiental S.A., to finance the operations of these companies, until the borrowings and financing requested with financial institutions is granted.

These agreements remain with the same characteristics, according to the table below:

SPE	Principal disbursed amount	Interest balance	Total	Interest rate	Maturity
Aquapolo Ambiental	19,000	13,857	32,857	CDI + 1.2% a.a.	(i)
Total	19,000	13,857	32,857

(i)       The loan agreement originally matured on April 30, 2015, but was extended to October 30, 2015 and on November 25, 2015 a new amendment changed the payment schedule for three annual installments, the first of which maturing on December 30, 2021 and the last on December 30, 2023.

As of December 31, 2018, the principal and interest balance of this agreement was R$ 32,857, recorded in the non current assets under "Other Accounts Receivables" (December 31, 2017 - R$ 50,617). In 2018 the financial income recognized was R$ 2,772 (in 2017 - R$ 5,017).

The contract amounting to R$ 10,838 existed as of  December 31, 2017, was fully paid on December 21, 2018.

Regarding the agreement entered into with Attend, in the amount of R$ 5,400 (principal), which had been overdue since June 2015, an allowance for doubtful accounts of R$ 9,596 (principal plus interest) was recorded, as a renegotiation agreement was not reached.

(k) “Se Liga na Rede” (Connect to the Network Program)

The State Government enacted the State Law no. 14,687/12, creating the pro-connection program, destined to financially subsidize the execution of household branches necessary to connect to the sewage collecting networks, in low income households which agreed to adhere to the program.  The program expenditures, except for indirect costs, construction margin and borrowing costs are financed with 80% of funds deriving from the State Government and the remaining 20% invested by SABESP, which is also liable for the execution of works.  As of December 31, 2018, the program total amount was R$100,928 (R$82,697 as of December 31, 2017), there was no balance receivable as of December 31, 2018 and 2017 from related parties (R$6,148 as of December 31, 2016). The amount of R$49,919 (R$35,068 as of December 31, 2017) was recorded in the group of intangible assets and R$51,009 was reimbursed by GESP (R$47,629 as of December 31, 2017) from the beginning of the program until December 31, 2018.